Employee benefits (Schedule Of Retirement Plan Costs) (Details) (EUR €) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plans	€ 758	€ 2,151
Retirement Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined contribution plans	5,277	16,952	15,990
Multi-employer plans	1,274	1,420	1,111
Defined benefit plans	988	2,779	1,844
Total retirement plan costs	€ 7,539	€ 21,151	€ 18,945